Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Aug. 31, 2016	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2026
C000153951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class C/JHERX)
Accumulated Value	$ 10,000		$ 11,315.773	$ 12,673.488894	$ 12,462.609009	$ 11,889.720196	$ 16,467.537837	$ 16,045.25533	$ 16,627.124481	$ 20,072.565126	$ 21,147.458817	$ 25,933.615139
C000153950 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class A/JHEIX)
Accumulated Value	9,500		10,826.12913	12,214.693432	12,099.348372	11,620.524162	16,209.155167	15,900.315812	16,592.600298	20,173.930056	21,410.209471	26,437.337146
C000008922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Fund (Class 1/JIEMX)
Accumulated Value	10,000		11,436.3377	12,946.870455	12,872.572897	12,411.566543	17,369.737532	17,112.025515	17,916.767113	21,869.185513	23,282.284148	28,869.671235
C000100841 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class A/JFCAX)
Accumulated Value	9,500		11,415.99458	13,789.528718	12,939.789828	16,709.134171	23,589.657365	19,545.061995	22,895.898891	29,223.463085	31,765.563043	34,020.011112
C000100842 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class C/JFCCX)
Accumulated Value	10,000		11,935.9146	14,315.066082	13,341.266677	17,106.190944	23,984.837678	19,731.590103	22,953.932405	29,093.800593	31,405.072918	33,393.100398
C000100843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class I/JFCIX)
Accumulated Value	250,000		301,233.6475	365,177.122347	343,726.278566	445,015.057117	630,245.538954	523,737.194098	615,211.838788	787,720.400573	858,856.208172	922,350.62314
C000153970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R2/JFACX)
Accumulated Value	10,000		12,028.0838	14,533.762069	13,622.771765	17,571.844922	24,781.269076	20,520.942188	24,014.500646	30,628.016797	33,255.483485	35,574.359084
C000100846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R4/JFARX)
Accumulated Value	10,000		12,043.0178	14,569.909206	13,704.012508	17,736.789841	25,106.03652	20,853.472115	24,488.297576	31,335.484909	34,121.955615	36,603.845402
C000153971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Fund (Class R6/JFAIX)
Accumulated Value	1,000,000		1,206,032.61	1,463,492.375193	1,379,108.253665	1,787,203.01797	2,533,823.663971	2,108,048.981228	2,479,396.37589	3,177,996.082347	3,468,679.820369	3,729,275.907891
C000107913 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R6/JHASX)
Accumulated Value	1,000,000		1,032,901.3	1,014,955.135705	1,070,422.433871	1,082,146.663747	1,223,164.182225	1,165,199.92389	1,230,115.48379	1,301,177.926764	1,328,857.845765	1,381,312.755134
C000113522 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class R2/JHARX)
Accumulated Value	10,000		10,270.8124	10,050.150363	10,549.168971	10,608.037132	11,949.047054	11,333.848574	11,918.409042	12,553.406263	12,771.335279	13,230.111399
C000107912 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class NAV)
Accumulated Value	10,000		10,329.3413	10,149.700627	10,704.183746	10,821.554157	12,246.291192	11,665.954393	12,315.887461	13,039.629849	13,318.051765	13,843.270712
C000107911 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class I/JHAIX)
Accumulated Value	250,000		257,726.82	253,240.28059	266,560.278711	269,196.589189	304,107.496916	289,344.996859	305,200.720751	322,920.082508	329,151.39061	341,906.783793
C000107910 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class C/JHACX)
Accumulated Value	10,000		10,211.0553	9,929.648214	10,353.44987	10,353.44987	11,587.402497	10,905.790579	11,389.052006	11,919.335948	12,037.481479	12,390.094581
C000107909 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Multi-Asset Absolute Return Fund (Class A/JHAAX)
Accumulated Value	9,500		9,766.266285	9,566.566551	10,044.777114	10,111.742328	11,397.47433	10,802.921092	11,358.286302	11,983.513053	12,182.804987	12,617.905217
C000127063 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class A/JHGEX)
Accumulated Value	9,500		10,606.075215	11,401.21575	11,769.560756	12,945.208056	16,478.740591	14,159.016413	16,171.80017	19,612.311035	21,210.22643	24,364.892764
C000152689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class C/JGECX)
Accumulated Value	10,000		11,083.2414	11,824.337077	12,130.722914	13,249.419394	16,757.839283	14,302.842641	16,213.736459	19,516.44604	20,958.543171	23,922.449627
C000127064 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class I/JGEFX)
Accumulated Value	250,000		279,881.2175	301,721.017818	312,344.853215	344,461.781463	440,145.200503	379,216.521002	434,459.930544	528,208.315634	572,976.791016	660,853.662748
C000127065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class NAV)
Accumulated Value	10,000		11,208.7654	12,097.008946	12,548.229194	13,852.51397	17,719.313585	15,287.346301	17,535.635684	21,343.383062	23,182.10292	26,750.978392
C000152690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R2/JGERX)
Accumulated Value	10,000		11,168.6189	11,998.437233	12,383.209837	13,605.492706	17,310.49286	14,866.128883	16,941.014263	20,536.476364	22,200.329357	25,504.189476
C000152691 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R4/JGETX)
Accumulated Value	10,000		11,190.5801	12,057.273407	12,484.212777	13,758.949652	17,571.352482	15,133.269867	17,320.444436	21,055.394244	22,807.774489	26,253.354788
C000152692 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Fund (Class R6/JGEMX)
Accumulated Value	1,000,000		1,120,871.49	1,210,449.947843	1,254,410.475928	1,384,643.873303	1,770,968.015668	1,527,759.13627	1,750,758.376375	2,131,010.210142	2,314,527.162262	2,670,891.692243
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,615.8473	13,917.853151	14,264.522656	17,474.204866	23,109.996952	20,113.847089	23,212.07548	29,385.682795	34,156.859209	40,910.369124
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,606.2703	13,956.344354	14,139.162835	17,170.811434	22,844.564717	19,810.36014	22,733.842539	28,677.465858	33,219.954081	39,898.475046
Russell 3000 C000153971 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,160,627.03	1,395,634.435403	1,413,916.283519	1,717,081.14345	2,284,456.47173	1,981,036.014005	2,273,384.253925	2,867,746.585801	3,321,995.40815	3,989,847.504687
Russell 3000 C000100843 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,156.7575	348,908.608851	353,479.07088	429,270.285863	571,114.117933	495,259.003502	568,346.063482	716,936.646451	830,498.852038	997,461.876172
Bloomberg U S Aggregate Bond C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,004,921.06	994,377.337796	1,095,531.307198	1,166,448.850207	1,165,465.312201	1,031,251.0844	1,018,945.887086	1,093,295.321818	1,127,583.041975	1,148,902.581549
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,049.2106	9,943.773378	10,955.313072	11,664.488502	11,654.653122	10,312.510844	10,189.458871	10,932.953218	11,275.83042	11,489.025816
Bloomberg U S Aggregate Bond C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,230.265	248,594.334449	273,882.826799	291,612.212551	291,366.328049	257,812.771099	254,736.47177	273,323.830453	281,895.760492	287,225.645385
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		11,618.552	13,141.094574	13,175.378113	15,386.969415	19,966.825927	16,956.796769	19,602.745341	24,392.66754	28,216.633828	33,965.191708
MSCI World C000152692 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,161,855.2	1,314,109.457396	1,317,537.811277	1,538,696.941449	1,996,682.592617	1,695,679.676789	1,960,274.534006	2,439,266.75387	2,821,663.382645	3,396,519.170593
MSCI World C000127064 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		290,463.8	328,527.364349	329,384.452819	384,674.235362	499,170.648154	423,919.919197	490,068.633501	609,816.688467	705,415.845661	849,129.792648
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,157.749	12,549.025906	12,626.463937	12,732.567523	17,372.939406	16,291.443178	17,691.541372	21,433.228422	23,432.453741	30,397.355544
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,050,946.98	1,092,230.321306	1,175,747.931271	1,265,099.236275	1,374,645.317733	1,214,970.834011	1,271,011.959065	1,425,346.734205	1,527,125.128628	1,645,158.431827
ICE BofA 0 3 Month U S Treasury Bill C000107913 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,005,574.51	1,020,354.444148	1,044,003.403171	1,055,665.025585	1,056,343.153127	1,060,972.555869	1,107,106.443566	1,168,335.297559	1,221,421.298975	1,268,137.194824
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% MSCI ACWI/ 70% Bloomberg Global Aggregate Bond (USD Hedged) Index
Accumulated Value	10,000		10,509.4698	10,922.303213	11,757.479313	12,650.992363	13,746.453178	12,149.708341	12,710.119592	14,253.467344	15,271.251288	16,451.58432
ICE BofA 0 3 Month U S Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA 0-3 Month U.S. Treasury Bill Index
Accumulated Value	10,000		10,055.7451	10,203.544441	10,440.034031	10,556.650255	10,563.43153	10,609.725557	11,071.064434	11,683.352974	12,214.212988	12,681.371946
Thirty MSCI ACWI 70 Bloomberg Global Aggregate Bond USD Hedged C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		262,736.745	273,057.580327	293,936.982818	316,274.809069	343,661.329434	303,742.708504	317,752.989768	356,336.683553	381,781.282159	411,289.607959
ICE BofA 0 3 Month U S Treasury Bill C000107911 Index [Member]
Account Value [Line Items]
Accumulated Value	250,000		251,393.6275	255,088.611037	261,000.850793	263,916.256396	264,085.788282	265,243.138967	276,776.610891	292,083.824389	305,355.324743	317,034.298705
MSCI World Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Accumulated Value	10,000		11,494.4183	12,332.462085	12,059.991997	11,867.384036	15,594.573696	14,433.058034	15,911.036806	19,336.45948	21,644.410362	26,712.021788
MSCI World Value C000152692 Index [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,149,441.83	1,233,246.208517	1,205,999.199763	1,186,738.403623	1,559,457.369651	1,443,305.803466	1,591,103.680643	1,933,645.948079	2,164,441.036317	2,671,202.178905
MSCI World Value C000127064 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 250,000		$ 287,360.4575	$ 308,311.552129	$ 301,499.79994	$ 296,684.600905	$ 389,864.342412	$ 360,826.450866	$ 397,775.92016	$ 483,411.487019	$ 541,110.259079	$ 667,800.544726